Lease (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Lease (Tables)
Leases expires	June 30, 2022	June 30, 2022
Rent expense	$ 80,000	$ 80,000
Leases rate	1.50%	1.50%
Description of lease agreement	The term of the new lease agreement is 84 months. The first year’s rent will be $118,487 and will increase by 2% annually thereafter
Right-of-use Asset		$ 265,825
Lease Liability		$ 265,825